UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                June 30, 2009
                                               --------------------------------


Check here if Amendment [ ]: Amendment Number:
                                               --------------------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
             ----------------------------
Address:           2 Bloor Street East, Suite 810
             ------------------------------------
                   Toronto, Ontario M4W 1A8
             ------------------------------

Form 13F File Number:            028-13428
                     ---------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Maynard
        ------------------------------
Title:       Chief Financial Officer
        ------------------------------
Phone:       (647) 724-8911
        ------------------------------

Signature, Place and Date of Signing:

      /s/ John Maynard               Toronto, Canada       August 14, 2009
----------------------------        -----------------      ---------------
      [Signature]                      [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------

Form 13F Information Table Entry Total:                     10
                                               ----------------------------

Form 13F Information Table Value Total:                  $41,982
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                        WEST FACE CAPITAL INC.
                                                               FORM 13F
                                                      Quarter Ended June 30, 2009

-----------------------------------------------------------------------------------------------------------------------------------
                              CLASS                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                              -----                         -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                TITLE             CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE  SHARED NONE
--------------                -----             -----      ---------   -------   ---  ---- ---------- --------     ----  ------ ----
------------------------------------------------------------------------------------------------------------------------------------
BANRO CORP                    *W EXP 09/17/201  066800111      701     840,500   SH        SOLE                  840,500
------------------------------------------------------------------------------------------------------------------------------------
BRISTOW GROUP INC                   COM         110394103    4,281     144,469   SH        SOLE                  144,469
------------------------------------------------------------------------------------------------------------------------------------
DELTA PETE CORP               NOTE 3.750% 5/0   247907AD0    3,108   5,313,000   PRN       SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
FERRO CORP                    NOTE 6.500% 8/1   315405AL4    4,950  10,000,000   PRN       SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
GOLD RESV INC                       CL A        38068N108      624   1,200,000   SH        SOLE               1 ,200,000
------------------------------------------------------------------------------------------------------------------------------------
GOLD RESV INC                 NOTE 5.500% 6/1   38068NAB4    5,375  10,000,000   PRN       SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
MDS INC                             COM         55269P302    4,409     839,300   SH        SOLE                  839,300
------------------------------------------------------------------------------------------------------------------------------------
NOVAGOLD RES INC              NOTE 5.500% 5/0   66987EAA5    3,050   5,000,000   PRN       SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
PHI INC                         COM NON VTG     69336T205   12,354     720,792   SH        SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN SENIOR INCOME TR         COM         920961109    3,130     978,100   SH        SOLE                  978,100
------------------------------------------------------------------------------------------------------------------------------------
